SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF CONDITION
 -- December 31, 2000

ASSETS:                                          Shares         Cost         Value
Investments in MFS/Sun Life Series Trust:      -----------  ------------  ------------
    Capital Appreciation Series (CAS)........    1,483,809  $ 62,187,372  $ 61,650,169
    Government Securities Series (GSS).......    1,109,206    13,948,021    14,540,931
    High Yield Series (HYS)..................      874,399     7,607,511     6,669,835
    Money Market Series (MMS)................   12,051,337    12,051,337    12,051,337
    Managed Sectors Series (MSS).............      471,586    16,405,149    15,727,372
    Total Return Series (TRS)................    1,628,706    31,307,130    32,077,036
    Global Governments Series (GGS)..........      220,200     2,348,001     2,191,969
                                                            ------------  ------------
                                                            $145,854,521  $144,908,649
                                                            ============
LIABILITY:
  Payable to sponsor....................................................      (106,184)
                                                                          ------------
        Net Assets......................................................  $144,802,465
                                                                          ============

NET ASSETS:
                                                               Applicable to Owners of
                                                         Deferred Variable Annuity Contracts   Reserve for
                                                         ------------------------------------   Variable
                                                           Units    Unit Value      Value       Annuities      Total
COMPASS 2 CONTRACTS:                                     ---------  ----------  -------------  -----------  ------------
    CAS................................................   603,929   $ 86.0814   $  51,981,064  $  301,905   $ 52,282,969
    GSS................................................   488,565     27.7907      13,572,853      --         13,572,853
    HYS................................................   213,326     27.9845       5,971,771      30,367      6,002,138
    MMS................................................   621,958     18.6123      11,564,626       9,442     11,574,068
    MSS................................................   185,527     66.0210      12,284,805      58,313     12,343,118
    TRS................................................   692,813     37.6699      26,206,460     592,088     26,798,548
    GGS................................................    94,169     19.3478       1,835,206      75,255      1,910,461
                                                                                -------------  ----------   ------------
                                                                                $ 123,416,785  $1,067,370   $124,484,155
                                                                                -------------  ----------   ------------
COMPASS 3 CONTRACTS:
    CAS -- Level 1.....................................   325,773   $ 27.6375   $   9,003,556  $   --       $  9,003,556
    CAS -- Level 2.....................................    13,064     27.6563         361,232      --            361,232
    GSS -- Level 1.....................................    59,856     13.8028         826,180      --            826,180
    GSS -- Level 2.....................................     4,869     13.8122          66,754      --             66,754
    HYS -- Level 1.....................................    46,956     13.7446         645,387      --            645,387
    HYS -- Level 2.....................................     1,295     13.7540          18,218      --             18,218
    MMS -- Level 1.....................................    30,750     12.7979         393,537      --            393,537
    MMS -- Level 2.....................................     5,714     12.8066          72,793      --             72,793
    MSS -- Level 1.....................................   118,719     27.7307       3,292,167      --          3,292,167
    MSS -- Level 2.....................................     3,686     27.7495          88,223      --             88,223
    TRS -- Level 1.....................................   219,130     20.9468       4,590,080      --          4,590,080
    TRS -- Level 2.....................................    28,808     20.9610         603,420      --            603,420
    GGS -- Level 1.....................................    28,991     11.7082         339,437      --            339,437
    GGS -- Level 2.....................................     1,542     11.7161          17,326      --             17,326
                                                                                -------------  ----------   ------------
                                                                                $  20,318,310  $   --       $ 20,318,310
                                                                                -------------  ----------   ------------
        Net Assets............................................................  $ 143,735,095  $1,067,370   $144,802,465
                                                                                =============  ==========   ============

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS
 -- Year Ended December 31, 2000

                                                    CAS           GSS          HYS          MMS
                                                Sub-Account   Sub-Account  Sub-Account  Sub-Account
                                               -------------  -----------  -----------  ------------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received...................  $ 10,089,506   $  979,074   $  727,334   $    751,346
  Mortality and expense risk charges.........      (899,171)    (186,280)     (88,548)      (150,075)
  Distribution and administrative expense
    charges..................................      (107,901)     (22,354)     (10,626)       (18,009)
                                               ------------   -----------  -----------  ------------
      Net investment income (loss)...........  $  9,082,434   $  770,440   $  628,160   $    583,262
                                               ------------   -----------  -----------  ------------
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales......................  $ 18,517,545   $7,911,322   $3,877,806   $ 10,552,624
    Cost of investments sold.................   (13,179,403)  (7,994,326)  (4,164,195)   (10,552,624)
                                               ------------   -----------  -----------  ------------
      Net realized gains (losses)............  $  5,338,142   $  (83,004)  $ (286,389)  $    --
                                               ------------   -----------  -----------  ------------
  Net unrealized appreciation (depreciation)
    on investments:
    End of year..............................  $   (537,203)  $  592,910   $ (937,676)  $    --
    Beginning of year........................    23,110,236     (345,386)     (33,661)       --
                                               ------------   -----------  -----------  ------------
      Change in unrealized appreciation
        (depreciation).......................  $(23,647,439)  $  938,296   $ (904,015)  $    --
                                               ------------   -----------  -----------  ------------
    Realized and unrealized gains (losses)...  $(18,309,297)  $  855,292   $(1,190,404) $    --
                                               ------------   -----------  -----------  ------------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS.............................  $ (9,226,863)  $1,625,732   $ (562,244)  $    583,262
                                               ============   ===========  ===========  ============

                                                   MSS           TRS          GGS
                                               Sub-Account   Sub-Account  Sub-Account
                                               ------------  -----------  -----------
INCOME AND EXPENSES:
  Dividend income and capital gain
    distributions received...................  $  3,642,430  $3,156,975    $  96,548
  Mortality and expense risk charges.........      (226,259)   (357,081)     (26,344)
  Distribution and administrative expense
    charges..................................       (27,151)    (42,849)      (3,161)
                                               ------------  -----------   ---------
      Net investment income (loss)...........  $  3,389,020  $2,757,045    $  67,043
REALIZED AND UNREALIZED GAINS (LOSSES):
  Realized gains (losses) on investment
    transactions:
    Proceeds from sales......................  $  5,176,640  $9,838,429    $ 691,889
    Cost of investments sold.................    (3,055,786) (9,117,839)    (764,267)
                                               ------------  -----------   ---------
      Net realized gains (losses)............  $  2,120,854  $  720,590    $ (72,378)
                                               ------------  -----------   ---------
  Net unrealized appreciation (depreciation)
    on investments:
    End of year..............................  $   (677,777) $  769,906    $(156,032)
    Beginning of year........................     9,392,435    (136,539)    (147,179)
                                               ------------  -----------   ---------
      Change in unrealized
        appreciation(depreciation)...........  $(10,070,212) $  906,445    $  (8,853)
                                               ------------  -----------   ---------
    Realized and unrealized gains (losses)...  $ (7,949,358) $1,627,035    $ (81,231)
                                               ------------  -----------   ---------
    INCREASE (DECREASE) IN NET ASSETS FROM
      OPERATIONS.............................  $ (4,560,338) $4,384,080    $ (14,188)
                                               ============  ===========   =========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         CAS                        GSS
                                                                     Sub-Account                Sub-Account
                                                              --------------------------  ------------------------
                                                                      Year Ended                 Year Ended
                                                                     December 31,               December 31,
                                                                  2000          1999         2000         1999
                                                              ------------  ------------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $  9,082,434  $  7,214,663  $   770,440  $   740,061
  Net realized gains (losses)...............................     5,338,142     6,666,954      (83,004)     100,172
  Net unrealized gains (losses).............................   (23,647,439)    6,504,901      938,296   (1,471,762)
                                                              ------------  ------------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $ (9,226,863) $ 20,386,518  $ 1,625,732  $  (631,529)
                                                              ------------  ------------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $  1,671,310  $  1,714,153  $   256,738  $   366,181
    Net transfers between Sub-Accounts and Fixed Account....       417,634    (2,717,099)  (2,769,544)   1,300,244
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (13,817,516)  (11,492,973)  (3,070,552)  (2,582,016)
                                                              ------------  ------------  -----------  -----------
      Net accumulation activity.............................  $(11,728,572) $(12,495,919) $(5,583,358) $  (915,591)
                                                              ------------  ------------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $    --       $    --       $   --       $   --
    Annuity payments and contract charges...................       (42,556)      (34,365)     (10,611)     (10,821)
    Adjustments to annuity reserve..........................        (4,086)       (3,669)     (75,589)        (571)
                                                              ------------  ------------  -----------  -----------
      Net annuitization activity............................  $    (46,642) $    (38,034) $   (86,200) $   (11,392)
                                                              ------------  ------------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $(11,775,214) $(12,533,953) $(5,669,558) $  (926,983)
                                                              ------------  ------------  -----------  -----------
    Increase (Decrease) in net assets.......................  $(21,002,077) $  7,852,565  $(4,043,826) $(1,558,512)
NET ASSETS:
  Beginning of year.........................................    82,649,834    74,797,269   18,509,613   20,068,125
                                                              ------------  ------------  -----------  -----------
  End of year...............................................  $ 61,647,757  $ 82,649,834  $14,465,787  $18,509,613
                                                              ============  ============  ===========  ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                        HYS                       MMS
                                                                    Sub-Account               Sub-Account
                                                              ------------------------  ------------------------
                                                                     Year Ended                Year Ended
                                                                    December 31,              December 31,
                                                                 2000         1999         2000         1999
                                                              -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $   628,160  $   664,857  $   583,262  $   436,945
  Net realized gains (losses)...............................     (286,389)      46,862      --           --
  Net unrealized gains (losses).............................     (904,015)    (158,018)     --           --
                                                              -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $  (562,244) $   553,701  $   583,262  $   436,945
                                                              -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   103,402  $   139,687  $   121,021  $   331,312
    Net transfers between Sub-Accounts and Fixed Account....      234,908     (146,150)   2,401,888    2,778,316
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................   (1,664,665)  (2,315,482)  (3,427,059)  (4,633,677)
                                                              -----------  -----------  -----------  -----------
      Net accumulation activity.............................  $(1,326,355) $(2,321,945) $  (904,150) $(1,524,049)
                                                              -----------  -----------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $   --       $   --       $   --       $   --
    Annuity payments and contract charges...................       (4,605)      (4,781)        (990)        (991)
    Adjustments to annuity reserves.........................          828           36         (619)        (489)
                                                              -----------  -----------  -----------  -----------
      Net annuitization activity............................  $    (3,777) $    (4,745) $    (1,609) $    (1,480)
                                                              -----------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $(1,330,132) $(2,326,690) $  (905,759) $(1,525,529)
                                                              -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets.....................  $(1,892,376) $(1,772,989) $  (322,497) $(1,088,584)
NET ASSETS:
  Beginning of year.........................................    8,558,119   10,331,108   12,362,895   13,451,479
                                                              -----------  -----------  -----------  -----------
  End of year...............................................  $ 6,665,743  $ 8,558,119  $12,040,398  $12,362,895
                                                              ===========  ===========  ===========  ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                         MSS                       TRS
                                                                     Sub-Account               Sub-Account
                                                              -------------------------  ------------------------
                                                                     Year Ended                 Year Ended
                                                                    December 31,               December 31,
                                                                  2000         1999         2000         1999
                                                              ------------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)..............................  $  3,389,020  $  (184,251) $ 2,757,045  $ 5,150,381
  Net realized gains (losses)...............................     2,120,854    1,085,821      720,590    1,833,572
  Net unrealized gains (losses).............................   (10,070,212)   8,751,129      906,445   (6,361,157)
                                                              ------------  -----------  -----------  -----------
      Increase (Decrease) in net assets from operations.....  $ (4,560,338) $ 9,652,699  $ 4,384,080  $   622,796
                                                              ------------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $    566,097  $   473,194  $   729,511  $   777,915
    Net transfers between Sub-Accounts and Fixed Account....     1,525,843      669,451   (1,604,953)  (1,352,900)
    Withdrawals, surrenders, annuitizations and contract
      charges...............................................    (2,678,912)  (2,808,685)  (6,090,086)  (6,001,510)
                                                              ------------  -----------  -----------  -----------
      Net accumulation activity.............................  $   (586,972) $(1,666,040) $(6,965,528) $(6,576,495)
                                                              ------------  -----------  -----------  -----------
  Annuitization Activity:
    Annuitizations..........................................  $    --       $   --       $   113,373  $   --
    Annuity payments and contract charges...................        (5,780)      (3,962)    (104,255)    (108,609)
    Adjustments to annuity reserves.........................           (30)      (2,394)       2,037       (8,680)
                                                              ------------  -----------  -----------  -----------
      Net annuitization activity............................  $     (5,810) $    (6,356) $    11,155  $  (117,289)
                                                              ------------  -----------  -----------  -----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $   (592,782) $(1,672,396) $(6,954,373) $(6,693,784)
                                                              ------------  -----------  -----------  -----------
      Increase (Decrease) in net assets.....................  $ (5,153,120) $ 7,980,303  $(2,570,293) $(6,070,988)
NET ASSETS:
  Beginning of year.........................................    20,876,628   12,896,325   34,562,341   40,633,329
                                                              ------------  -----------  -----------  -----------
  End of year...............................................  $ 15,723,508  $20,876,628  $31,992,048  $34,562,341
                                                              ============  ===========  ===========  ===========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

                                                                       GGS
                                                                   Sub-Account
                                                              ----------------------
                                                                    Year Ended
                                                                   December 31,
                                                                 2000        1999
                                                              ----------  ----------
OPERATIONS:
  Net investment income (loss)..............................  $   67,043  $  354,894
  Net realized gains (losses)...............................     (72,378)    (65,745)
  Net unrealized gains (losses).............................      (8,853)   (524,276)
                                                              ----------  ----------
      Increase (Decrease) in net assets from operations.....  $  (14,188) $ (235,127)
                                                              ----------  ----------
CONTRACT OWNER TRANSACTIONS:
  Accumulation Activity:
    Purchase payments received..............................  $   64,417  $   99,671
    Net transfers between Sub-Accounts and Fixed Account....    (371,032)   (269,717)
    Withdrawals, surrenders, annuitizations and contract
     charges................................................    (299,922)   (526,930)
                                                              ----------  ----------
      Net accumulation activity.............................  $ (606,537) $ (696,976)
                                                              ----------  ----------
  Annuitization Activity:
    Annuitizations..........................................  $   --      $   --
    Annuity payments and contract charges...................      --          --
    Adjustments to annuity reserves.........................      75,255      --
                                                              ----------  ----------
      Net annuitization activity............................  $   75,255  $   --
                                                              ----------  ----------
  Increase (Decrease) in net assets from contract owner
    transactions............................................  $ (531,282) $ (696,976)
                                                              ----------  ----------
      Increase (Decrease) in net assets.....................  $ (545,470) $ (932,103)
NET ASSETS:
  Beginning of year.........................................   2,812,694   3,744,797
                                                              ----------  ----------
  End of year...............................................  $2,267,224  $2,812,694
                                                              ==========  ==========

                       See notes to financial statements

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION

Sun Life (N.Y.) Variable Account B (the "Variable Account"), a separate account of Sun Life Insurance and Annuity Company of New York, (the "Sponsor") (a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.)), was established on December 3, 1984 as a funding vehicle for individual variable annuities. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") as selected by contract owners. The Series Trust is an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company ("MFS"), an affiliate of Sun Life Assurance Company of Canada (U.S.), is investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS
Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional Series Trust shares and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES

A mortality and expense risk charge based on the value of the Variable Account is deducted from the Variable Account at the end of each valuation period for the mortality and expense risks assumed by the

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(3) CONTRACT CHARGES -- continued

Sponsor. These deductions are transferred periodically to the Sponsor. Currently, the deduction is at an effective annual rate of 1.3% of the assets of the Variable Account attributable to Compass 2 contracts and 1.25% of the assets of the Variable Account attributable to Compass 3 contracts.

Each year on the contract anniversary, a contract maintenance charge of $30 is deducted from each contract's accumulation account to cover administrative expenses relating to the contract. After the annuity commencement date the charge is deducted pro rata from each annuity payment made during the year.

The Sponsor does not deduct a sales charge from purchase payments. However, a withdrawal charge (contingent deferred sales charge) of up to 6% of certain amount withdrawn, when applicable, will be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges (including the distribution expense charge described below applicable to Compass 3 contracts) exceed 5% of the purchase payments made under a Compass 2 contract or 9% of the purchase payments made under a Compass 3 contract.

For assuming the risk that withdrawal charges may be insufficient to compensate it for the costs of distributing the Compass 3 contracts, the Sponsor makes a deduction from the Variable Account at the end of each valuation period for the first seven contract years (during both the accumulation period and, if applicable, after annuity payments begin) at an effective annual rate of 0.15% of the assets of the Variable Account attributable to such contracts. No deduction is made after the seventh contract anniversary. No such deduction is made with respect to assets attributable to Compass 2 contracts.

(4) ANNUITY RESERVES

Annuity reserves for contracts with annuity commencement dates prior to February 1, 1987 have been calculated using the 1971 Individual Annuitant Mortality Table. Annuity reserves for contracts with annuity commencement dates on or after February 1, 1987 are calculated using the 1983 Individual Annuitant Mortality Table. All annuity reserves are calculated using an assumed interest rate of 4%. Required adjustments to the reserve are accomplished by transfers to or from the Sponsor.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS

                                                 CAS                  GSS                HYS                MMS
                                             Sub-Account          Sub-Account        Sub-Account        Sub-Account
                                          ------------------  -------------------  ----------------  ------------------
                                              Year Ended          Year Ended          Year Ended         Year Ended
                                             December 31,        December 31,        December 31,       December 31,
COMPASS 2 CONTRACTS:                        2000      1999      2000      1999      2000     1999      2000      1999
--------------------                      --------  --------  --------  ---------  -------  -------  --------  --------
Units Outstanding Beginning of Year        723,461   881,482   698,455    737,003  253,467  327,184   662,084   745,670
    Units purchased                          6,424     9,916    10,524     16,589    1,396    2,531     4,520    13,565
    Units transferred between
      Sub-Accounts and Fixed Account         5,453   (33,469) (105,931)    42,637   11,490   (4,831)  132,608   156,398
    Units withdrawn, surrendered, and
      annuitized                          (131,409) (134,468) (114,483)   (97,774) (53,027) (71,417) (177,254) (253,549)
                                          --------  --------  --------  ---------  -------  -------  --------  --------
Units Outstanding End of Year              603,929   723,461   488,565    698,455  213,326  253,467   621,958   662,084
                                          ========  ========  ========  =========  =======  =======  ========  ========

                                                 MSS                  TRS                GGS
                                             Sub-Account          Sub-Account        Sub-Account
                                          ------------------  -------------------  ----------------
                                              Year Ended          Year Ended          Year Ended
                                             December 31,        December 31,        December 31,
                                            2000      1999      2000      1999      2000     1999
                                          --------  --------  --------  ---------  -------  -------
Units Outstanding Beginning of Year        198,732   230,507   881,186  1,076,662  124,494  158,924
    Units purchased                          2,853     3,640    14,290     14,751    2,237    3,999
    Units transferred between
      Sub-Accounts and Fixed Account        13,636    11,067   (46,455)   (41,729) (17,464) (12,898)
    Units withdrawn, surrendered, and
      annuitized                           (29,694)  (46,482) (156,208)  (168,498) (15,098) (25,531)
                                          --------  --------  --------  ---------  -------  -------
Units Outstanding End of Year              185,527   198,732   692,813    881,186   94,169  124,494
                                          ========  ========  ========  =========  =======  =======

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(5) UNIT ACTIVITY FROM PARTICIPANT TRANSACTIONS -- continued

                                           CAS -- Level 1    GSS -- Level 1   HYS -- Level 1    MMS -- Level 1
                                            Sub-Account       Sub-Account       Sub-Account      Sub-Account
                                          ----------------  ----------------  ---------------  ----------------
                                             Year Ended        Year Ended       Year Ended        Year Ended
                                            December 31,      December 31,     December 31,      December 31,
COMPASS 3 CONTRACTS:                       2000     1999     2000     1999     2000    1999     2000     1999
--------------------                      -------  -------  -------  -------  ------  -------  -------  -------
Units Outstanding Beginning of Year       349,564  339,067   72,199   67,394  54,240   60,336   47,556   51,357
    Units purchased                        34,750   40,048    3,205    3,908   4,043    5,236    3,907    8,442
    Units transferred between
      Sub-Accounts and Fixed Account      (18,951)     (29)  (8,149)   9,029  (5,388)    (184)  (4,058)   2,921
    Units withdrawn, surrendered, and
      annuitized                          (39,590) (29,522)  (7,399)  (8,132) (5,939) (11,148) (16,655) (15,164)
                                          -------  -------  -------  -------  ------  -------  -------  -------
Units Outstanding End of Year             325,773  349,564   59,856   72,199  46,956   54,240   30,750   47,556
                                          =======  =======  =======  =======  ======  =======  =======  =======

                                           MSS -- Level 1    TRS -- Level 1   GGS -- Level 1
                                            Sub-Account       Sub-Account       Sub-Account
                                          ----------------  ----------------  ---------------
                                             Year Ended        Year Ended       Year Ended
                                            December 31,      December 31,     December 31,
                                           2000     1999     2000     1999     2000    1999
                                          -------  -------  -------  -------  ------  -------
Units Outstanding Beginning of Year       112,125  113,778  286,275  296,455  33,432   35,645
    Units purchased                        10,885   14,017   14,919   21,166   2,539    3,228
    Units transferred between
      Sub-Accounts and Fixed Account        4,712   (3,273) (36,923)  (6,116) (5,572)  (3,048)
    Units withdrawn, surrendered, and
      annuitized                           (9,003) (12,397) (45,141) (25,230) (1,408)  (2,393)
                                          -------  -------  -------  -------  ------  -------
Units Outstanding End of Year             118,719  112,125  219,130  286,275  28,991   33,432
                                          =======  =======  =======  =======  ======  =======

                      CAS -- Level 2  GSS -- Level 2  HYS -- Level 2  MMS -- Level 2  MSS -- Level 2  TRS -- Level 2  GGS -- Level 2
                       Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account     Sub-Account
                      --------------  --------------  --------------  --------------  --------------  --------------  --------------
                       Period Ended    Period Ended    Period Ended    Period Ended    Period Ended    Period Ended    Period Ended
                       December 31,    December 31,    December 31,    December 31,    December 31,    December 31,    December 31,
                         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)         2000(a)
                      --------------  --------------  --------------  --------------  --------------  --------------  --------------
Units Outstanding
 Beginning of Year         --             --              --              --              --               --             --
    Units purchased              7        --                   11         --                    6               71        --
    Units
      transferred
      between Sub-
      Accounts and
      Fixed Account         13,922          4,869           1,284           5,714           3,680           29,547          1,542
    Units withdrawn,
      surrendered,
      and annuitized          (865)       --              --              --              --                  (810)       --
                        ----------      ---------       ---------       ---------       ---------       ----------      ---------
Units Outstanding
 End of Year                13,064          4,869           1,295           5,714           3,686           28,808          1,542
                        ==========      =========       =========       =========       =========       ==========      =========

(a) For the period July 14, 2000 (commencement of operations) through December 31, 2000.

SUN LIFE (N.Y.) VARIABLE ACCOUNT B

(6) INVESTMENT PURCHASES AND SALES

The following table shows the aggregate cost of shares purchased and proceeds from the sales of shares for each Sub-account for the year ended December 31, 2000:

                                                               Purchases       Sales
                                                              -----------   -----------
Capital Appreciation Series                                   $15,828,851   $18,517,545
Government Securities Series                                    3,087,793     7,911,322
High Yield Series                                               3,175,006     3,877,806
Money Market Series                                            10,230,746    10,552,624
Managed Sectors Series                                          7,972,908     5,176,640
Total Return Series                                             5,639,064     9,838,429
Global Governments Series                                         152,395       691,889

INDEPENDENT AUDITORS' REPORT

To the Participants in Sun Life (N.Y.) Variable Account B
  and the Board of Directors of Sun Life Insurance and Annuity Company of New
York:

We have audited the accompanying statement of condition of Capital Appreciation Series Sub-Account, Government Securities Series Sub-Account, High Yield Series Sub-Account, Money Market Series Sub-Account, Managed Sectors Series Sub-Account, Total Return Series Sub-Account and Global Governments Series Sub-Account of Sun Life (N.Y.) Variable Account B (the "Sub-Accounts") as of December 31, 2000, the related statement of operations for the year then ended and the statements of changes in net assets for the years ended December 31, 2000 and 1999. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities held at December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Sub-Accounts as of December 31, 2000 and the results of their operations and the changes in their net assets for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
February 9, 2001

                    ----------------------------------------

This report is prepared for the general information of contract owners. It is authorized for distribution to prospective purchasers only when preceded or accompanied by an effective prospectus.

                 (This page has been left blank intentionally.)

SUN LIFE INSURANCE AND ANNUITY COMPANY
OF NEW YORK
122 E. 42nd Street, Suite 1900, New
York, NY 10017

DIRECTORS AND OFFICERS

DONALD A. STEWART, Chairman and
Director

C. JAMES PRIEUR, Vice Chairman and
Director

JAMES A. McNULTY, III, President and
Director
                                        [LOGO]PROFESSIONALLY MANAGED COMBINATION
S. CAESAR RABOY, Director
                                                        FIXED/VARIABLE ANNUITIES
JAMES C. BAILLE, Director
                                                    FOR PERSONAL INVESTMENTS AND
                                                      QUALIFIED RETIREMENT PLANS
DAVID D. HORN, Director
                                ------------------------------------------------
JOHN G. IRELAND, Director
                                                ANNUAL REPORT, DECEMBER 31, 2000
DONALD B. HENDERSON, Jr., Director

ANGUS A. MacNAUGHTON, Director

PETER R. O'FLINN, Director

FIORAVANTE G. PERROTTA, Director

RALPH F. PETERS, Director

FREDERICK B. WHITTEMORE, Director

WILLIAM W. STINSON, Director
PETER F. DEMUTH, Vice President and
Chief
  Counsel and Assistant Secretary

ELLEN B. KING, Senior Counsel and
Secretary

JANE A. GROSSO, Chief Administrative
Officer

ROBERT VROLYK, Vice President and
Actuary

DAVEY S. SCOON, Vice President,
Finance, Controller
  and Treasurer

RONALD J. FERNANDES, Vice President,
  Retirement Products and Services
JAMES M.A. ANDERSON, Vice President,

                                              [LOGO]
  Investments

MIKE SHUNNEY, Vice President, Group
Insurance

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

AUDITORS
Deloitte & Touche LLP
200 Berkeley Street, Boston,
Massachusetts 02116
                                                                       ISSUED BY
RENY3-3/01 5M                 SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK